Condensed Consolidated Interim Statements of Changes in Shareholders' Equity (Deficiency) (Unaudited) - USD ($) $ in Thousands	Issued capital [member]	Warrants [member]	Additional paid-in capital [member]	Accumulated other comprehensive income [member]	Retained earnings [member]	Total
Balance at Dec. 31, 2023	$ 209,296	$ 791	$ 26,985	$ (156)	$ (240,481)	$ (3,565)
IfrsStatementLineItems [Line Items]
Comprehensive income for the period				3	(839)	(836)
Share-based compensation			169			169
Private placement proceeds (Note 13(a))	37					37
Issuance costs	(26)	10				(16)
Expiry of warrants	155	(46)	46			155
Balance at Mar. 31, 2024	209,462	755	27,200	(153)	(241,320)	(4,056)
Balance at Dec. 31, 2023	209,296	791	26,985	(156)	(240,481)	(3,565)
IfrsStatementLineItems [Line Items]
Share-based compensation						487
Balance at Dec. 31, 2024	213,528	367	28,009	(147)	(238,018)	3,739
IfrsStatementLineItems [Line Items]
Comprehensive income for the period				(26)	(1,212)	(1,238)
Share-based compensation			33			33
Private placement proceeds (Note 13(a))	8,692					8,692
Issuance costs	(1,070)	21	246			(803)
Balance at Mar. 31, 2025	$ 221,150	$ 388	$ 28,288	$ (173)	$ (239,230)	$ 10,423